Valuesetters, Inc.

430 North Street

White Plains, NY 10605

VIA EDGAR

July 25, 2014

United States Securities and Exchange Commission

Mail Stop 3561

450 Fifth Street, NW

Washington, D.C. 20549

Attention:  Justin Dobbie, Legal Branch Chief

Re:	VALUESETTERS INC.
Form 10
Filed September 3, 2013
File No. 000-55036

Dear Mr. Dobbie:

Reference is made to the comments of the Staff of the Securities and Exchange Commission (the SEC) with respect to the above-referenced filings on Form 10 of Valuesetters Inc., a Utah corporation (the “Company”), in your letter dated September 30, 2013 (the “Comment Letter”) addressed to Mr. Manuel Teixeira, Chief Executive Officer of the Company.

We are writing to respond to the comments and, where appropriate, to show you what the applicable revisions will look like in our filing of an amended Form 10.  The numbered paragraph and heading below correspond to the number and heading set forth in your Comment Letter.

General

1. Please be advised that your registration statement will automatically become effective 60 days after filing. Upon effectiveness, you will become subject to the reporting requirements of the Securities Exchange Act of 1934. In addition, we will continue to review your filing until all of our comments have been addressed. If the review process has not been completed before that date you should consider withdrawing the registration statement to prevent it from becoming effective and file it again at such time as you are able to respond to any remaining issues or comments.

Response to Comment #1

Our review process and response took longer than we anticipated. In lieu of withdrawing the registration statement we have prepared and will file an amended registration statement on Form 10/A.

2. We note that you are not currently subject to the reporting requirements of Section 13(a) of the Exchange Act. Please tell us why you filed a Form 10-Q on September 16, 2013. Additionally, please confirm that you will refrain from filing further Exchange Act current or periodic reports until the time you are subject to the Exchange Act reporting requirements. Refer to Exchange Act Rule 13a-13(a).

Response to Comment #2

Based upon information we received from the OTC Marketplace, we believed we had an obligation to file a Form 10-Q on September 16, 2013. We confirm that no other Exchange Act reports were filed until 60 days after the filing of Form 10.

Forward-Looking Statements

3. Please remove the reference to Section 21E of the Exchange Act. That section does not apply to a registrant that issues penny stock.

Response to Comment #3

The reference to Section 21E has been removed and will not be referred to in future filings.

Business and Operations:

4. We note that fee-based service subscribers are able to play games against “advanced players.” Please define what you mean by advanced players, and since you do not appear to have employees, explain how you ensure that subscribers are able to secure games against such players by paying your fee.

Response to Comment #4

We added the following disclosure in Business and Operations:

Most of our players have a chess rating calculated based on their results achieved while playing on our site.  An average player or an advanced player can be quantified by his or her rating on our site.  A subscriber has the opportunity to play an advanced player, based on these ratings, or to play an “advanced player” that is represented by our automated artificial intelligence system, which is designed to play at a level that is higher than the ranking of the subscriber.  The subscriber is capable of winning a chess game against the artificial intelligence program, unless the artificial intelligence is set at its highest level, when beating the computer program is unlikely.  Many of our subscribers choose to play our computer players and they are aware of when they are playing against artificial intelligence because those players are marked with a ©. We adjust the skill level of the computer player to challenge our subscribers and help them play at a higher level.

5. Please explain why you seek free subscribers.

Response to Comment #5

We added the following disclosure in Business and Operations:

In addition to paid subscribers, we seek free subscribers for a variety of reasons. We believe our online chess platform is enjoyable and functional and that more people are willing to use our revenue-generating services if they can try our chess platform free of charge. Once we have a free subscriber, we can encourage the subscriber to sign up for the paid service and receive rankings against other paid members. Additionally, many cloud-based companies have found that free subscribers are a source of value because they attract advertising revenue. Furthermore, we have the email address of all our subscribers, and we plan to market newly developed applications for games, music and movies to the free subscribers who have registered on our chess platform.

6. We note that you offer free subscriptions and that you sell memberships for $4.00 per month, $10.00 per quarter and $30.00 per year. Please disclose the number of free subscribers and the number of paid subscribers you have presently and had at the end of your last two completed fiscal years. For your paid subscribers, please disclose the number of monthly, quarterly and yearly subscribers along with the number of total subscribers.

Response to Comment #6

We are added the following disclosure in Business and Operations:

We currently have 429,019 free subscribers and 268 paid subscribers, consisting of 12 monthly players, 11 quarterly players and 245 annual players. At the end of fiscal 2012 we had 245 paid subscribers, consisting of 14 monthly players, 29 quarterly players and 202 annual players. At the end of fiscal 2013 we had 277 paid subscribers, consisting of 6 monthly players, 24 quarterly players and 247 annual players.

7. Your website states that you charge $8.00 per quarter. Please reconcile the inconsistency with your statement in this section that you charge $10.00 per quarter.

Response to Comment #7

We changed the website pricing to $8.00 a quarter, and we reflected this change in the amendment to Form 10.

8. Please also disclose the costs for reduced fee memberships that you offer to returning players.

Response to Comment #8

We add the following disclosure in Business and Operations:

Returning players on annual subscriptions may be offered a non-refundable price of $20.00 per year. Returning players on quarterly subscriptions may be offered a non-refundable price of $5.00 per quarter.

9. We note your intent to acquire other Internet-based games and programs and your plan to develop other Internet-based games, including ones designed for smart-phone users. Please disclose whether there are any current plans in this regard and discuss such plans in greater detail, including key milestones, the approximate timeline, the estimated costs involved, and anticipated sources of funding. Please also clarify, if true, that your existing game platforms have been purchased and that you have no experience with the development of Internet-based games or smart-phone-based games.

Response to Comment #9

We are added the following disclosure in Business and Operations:

We are seeking to acquire digital products that we can sell and deliver instantly to a customer, over an Internet connection. We are considering a variety of games, apps, music and movies. Given that we do not have any full-time employees, we rely on our Chief Executive Officer, our board of directors and our board of advisors to identify and introduce us to products that we can potentially develop ourselves, buy, or resell on a white-label basis from the developer.

We have entered into agreements with StationDigital and VoX Communications for us to resell their music library and mobile VoIP app, respectively, to end-users over an Internet connection. Our plan is to use the automated delivery and billing platforms of StationDigital and VoX Communications to help us expand our customer base without requiring us, initially, to add fixed overhead expenses to our operations. We plan to use a variable-cost model for adding digital products, until we can generate enough revenue to justify cash expenditures for fixed expenses.

We began marketing the mobile VoIP app, under our brand name of V-Star, in the first quarter of fiscal 2015, and we anticipate that StationDigital will have built our music-delivery platform, which will allow us to sell songs, by the end of our second quarter of fiscal 2015.

Our existing game platform was purchased, and as noted above, we plan to use other people’s technology to provide us with digital products that we can sell under our brand name to consumers. We have, however, added to our advisory board, three people who have significant experience with the development of Internet-based and smart-phone-based games and applications. Joe Abrams, Nolan Bushnell and John Fanning are three advisory board members (the “Advisors”) who have extensive personal experience with creating value in companies such as Atari, Myspace and Napster.

We have compensated the Advisors with 5-year stock options that fully vest over a three year period. On May 7, 2014, each Advisor was granted an option to purchase up to 6 million shares of our common stock at a price of $0.03 per share. They are required to attend 4 advisory board meetings each year and we engage them individually when needed for specific projects. We do not have the cash resources needed to pay for their services, but we believe that by providing the Advisors with an equity ownership in the Company via a stock option grant, we strengthen their commitment to the success of the Company, and stimulate their efforts on behalf of the Company.

10. Please disclose your revenues, assets, current liabilities and net losses as of the most recent audited period. Please also briefly discuss your significant leverage, including how you intend to pursue your business objectives in light of you substantial liabilities. Please disclose your current cash balance on hand as of the most recent practical date and update that with any subsequent amendment. In addition, disclose your monthly “burn rate,” how long your present capital will last at that rate, an estimate of the amount of funds needed to accomplish your business goals and what, if any, plans you have to raise such funds. If no such funds are available, please make that clear. Also, disclose the fact that your independent auditor’s report expresses substantial doubt about your ability to continue as a going concern.

Response to Comment #10

We added the following disclosure in Business and Operations:

As of our most recent audit period, the year ended April 30, 2013, we had revenues of $8,127, assets of $3,075, current liabilities of $685,601and a net loss of $26,370. Despite our significant amount of debt, we have nominal debt service requirements. Most of our debt is owed to related parties. Included in our currently liabilities of $685,601 is $69,254 of debt that we owe to our secured lender (who is our majority shareholder), which has not required any principal or interest payments. Similarly, we have an interest-bearing note payable to our former Chairman of the Board, to whom we owe $348,066, and we have not been required to make any interest or principal payments. We also have a demand note payable of $15,000 to an individual, who has not demanded payment, and a loan from Chase Bank of $50,229. For the years ended April 30, 2013 and 2012, the bank has required only interest payments.

Our cash requirements to fund our operations are approximately $1,500 a month, or $18,000 a year. Our secured lender provided us with additional cash loans of $18,021 and $18,087 for the years ended April 30, 2013 and 2012, respectively. Our secured lender has also provided us with the cash financing we needed in fiscal 2014 to meet our monthly cash burn. We typically operate with cash balances of $1,000 or less, and ask our secured lender to forward us additional cash to meet the current month’s bills. We anticipate that our secured lender will continue to fund our cash burn until we are able to raise cash through an equity offering. We are not able to raise funds until we increase our authorized stock. We have filed a preliminary information statement on Schedule 14C to increase our authorized shares of common stock from 500,000,000 to 900,000,000.

We know of no funds that are available to us, except for the monthly loans that we have been receiving from our secured lender, and we have no written commitment from our secured lender that such monthly advances will continue in the future, although we anticipate they will. We anticipate that we will be dependent, for the near future, on additional capital to fund our operating expenses and anticipated growth. We estimate that we will need $250,000 in funds to accomplish our goals of becoming cash-flow positive with our current initiatives to sell games, apps and music. The report of our independent registered public accounting firm expresses substantial doubt about our ability to continue as a going concern.

11. Please refer to Note 1 to your financial statements and clarify your disclosure in the business section regarding what advertising and digital goods services you provide and how you currently use mobile devices as a distribution platform for your services.

Response to Comment #11

We added the following disclosure in Business and Operations:

In addition to the revenues we generate on our chess site, we sell advertising services and we provide an application on the Google Play app store that subscribers can download. A nominal portion of our revenues are derived from advertising services.

12. We note the statement in Note 1 to your financial statements that “most” of your revenues are derived from your chess website and subscriptions. Please disclose you other sources of revenue.

Response to Comment #12

Please refer to the response above to Comment #11, which includes a response to Comment # 12.

13. We note that “after the merger” the founders of ValueSetters L.L.C. held 75%, the shareholders of DBS Invetments held 6% and new investors acquired 19% of your shares. Please clarify if this was after the 2003 or 2010 change of control.

Response to Comment #13

We have added the words “in December 2003” to the disclosure in Corporate History:

14. Please reconcile your disclosure here that Mr. Teixeira is your only employee with your disclosure on page 16 that Mr. Liss is your secretary.

Response to Comment #14

We have added the following disclosure in Employees:

We consider our corporate secretary, Mr. Avi Liss, to be an independent board member. Mr. Liss is an attorney with his own legal practice, and advises us on a non-compensated basis. We do not pay him a salary and we do not consider him an employee. He devotes approximately 1 hour a week to our business.

15. Please add risk factors discussing the requirements associated with being a public company, including the risks associated with compliance with the reporting requirements of the Securities Exchange Act of 1934 and the difficulties of establishing and maintaining acceptable internal control over financial reporting. Please also provide an estimate of the additional costs you expect to incur as a public company and address any risk of the ability of your company to absorb such costs.

Response to Comment #15

We have added the following risk factor:

The requirements of being a public company may strain our resources, divert management’s attention and affect our ability to attract and retain executive management and qualified board members.

As a public company, we are subject to the reporting requirements of the Securities Exchange Act of 1934, as amended, or the Exchange Act, the Sarbanes-Oxley Act, the Dodd-Frank Act, and other applicable securities rules and regulations. Compliance with these rules and regulations increases our legal and financial compliance costs, makes some activities more difficult, time-consuming or costly and increases demand on our systems and resources. The Exchange Act requires, among other things, that we file annual, quarterly and current reports with respect to our business and operating results. The Sarbanes-Oxley Act requires, among other things, that we maintain effective disclosure controls and procedures and internal control over financial reporting. In order to maintain and, if required, improve our disclosure controls and procedures and internal control over financial reporting to meet this standard, significant resources and management oversight may be required. As a result, management’s attention may be diverted from other business concerns, and such attention could adversely affect our business and operating results. We may need to hire more employees in the future or engage outside consultants who will increase our costs and expenses.

In addition, changing laws, regulations and standards relating to corporate governance and public disclosure are creating uncertainty for public companies, increasing legal and financial compliance costs and making some activities more time consuming. These laws, regulations and standards are subject to varying interpretations, in many cases due to their lack of specificity, and, as a result, their application in practice may evolve over time as new guidance is provided by regulatory and governing bodies. This could result in continuing uncertainty regarding compliance matters and higher costs necessitated by ongoing revisions to disclosure and governance practices. We intend to invest resources to comply with evolving laws, regulations and standards, and this investment may result in increased general and administrative expenses and a diversion of management’s time and attention from revenue-generating activities to compliance activities. If our efforts to comply with new laws, regulations and standards differ from the activities intended by regulatory or governing bodies due to ambiguities related to their application and practice, regulatory authorities may initiate legal proceedings against us and our business may be adversely affected.

However, for as long as we remain an “emerging growth company,” we may take advantage of certain exemptions from various reporting requirements that are applicable to public companies that are not “emerging growth companies” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404, reduced disclosure obligations regarding executive compensation in our periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved. We may take advantage of these reporting exemptions until we are no longer an “emerging growth company.”

We would cease to be an “emerging growth company” upon the earliest of: (i) the first fiscal year following the fifth anniversary of our becoming a reporting company, (ii) the first fiscal year after our annual gross revenues are $1.0 billion or more, (iii) the date on which we have, during the previous three-year period, issued more than $1.0 billion in non-convertible debt securities or (iv) as of the end of any fiscal year in which the market value of our common stock held by non-affiliates exceeded $75 million as of the end of the second quarter of that fiscal year.

We also expect that being a public company and these new rules and regulations will make it more expensive for us to obtain director and officer liability insurance, and we may be required to accept reduced coverage or incur substantially higher costs to obtain coverage. These factors could also make it more difficult for us to attract and retain qualified members of our board of directors, particularly to serve on our audit committee and compensation committee, and qualified executive officers.

In fiscal 2014, our costs of being public include fees to our independent registered public accounting firm of $10,300 and legal fees that we estimate to be $6,000. Our legal fees may be higher if our outside securities firm requires time in excess of what it estimated to complete its review of our public filings. We have no insurance coverage for directors and officers. We anticipate the costs of being a public company will increase for us in fiscal 2015 and we believe our independent board members will ask us to consider incurring the additional expense of directors and officers’ liability insurance coverage. We do not know what the annual cost of a policy would be and do not know if we can obtain coverage at a reasonable price. Our secured lender has funded the costs related to being a public company, but it has no obligation to continue funding such costs.

We may need to raise additional funds through public or private debt or sale of equity to pay for the costs we incur as a public company. Such financing may not be available when needed. Even if such financing is available, it may be on terms that are materially adverse to your interests with respect to dilution of book value, dividend preferences, liquidation preferences, or other terms. No assurance can be given that such funds will be available or, if available, will be on commercially reasonable terms satisfactory to us. There can be no assurance that we will be able to obtain financing if and when it is needed on terms we deem acceptable. If we are unable to obtain financing on reasonable terms, we could be forced to discontinue our public reporting.

As a result of disclosure of information in this report and in future filings required of a public company, our business and financial condition will become more visible, which we believe may result in threatened or actual litigation, including by competitors and other third parties. If such claims are successful, our business and operating results could be adversely affected, and even if the claims do not result in litigation or are resolved in our favor, these claims, and the time and resources necessary to resolve them, could divert the resources of our management and adversely affect our business and operating results.

16. Please add a risk factor to disclose that your officers have other business activities, and discuss the potential conflicts that exist as a result of these other commitments. Also discuss the amount of time they are able to dedicate to you business given these other business activities.

Response to Comment #16

We have added the following risk factor:

We are dependent on a small number of individuals and they only work on a part-time basis.

Our two corporate officers only devote a small percentage of their time to Company business. Our Chief Executive Officer provides consulting and tax services to a variety of companies and devotes only 20% of his time to the Company. Our Secretary provides legal and consulting services to a variety of companies and devotes only 5% of his time to the Company. This lack of a full-time effort in certain cases will probably cause management to be distracted by other business and miss opportunities that full-time managers would recognize and take advantage of. Management’s decisions and choices may not be well thought out and operations and earnings and ultimate financial success may suffer irreparable harm. Additionally, these individuals have not previously worked together.

To help compensate for the lack of full-time employees, the Company also uses outside consultants. We have accounting consultants, acquisition consultants, and sales and marketing consultants for project purposes on a part time basis; three advisors assist us with project evaluations and business development, information and research, technical writing and presentation. The Company will consider full time employees upon sufficient capitalization and cash flow, which may include the acquisition of another chess web site or an Internet-related business that sells digital products. Future performance will be substantially dependent on the continued services of management and the ability to retain and motivate them. The loss of the services of our Chief Executive Officer could affect activities of our business and its operations until additional personnel can be retained and trained to perform some of the management tasks. At the present time the Company does not have long-term employment agreements with any personnel and does not maintain any life insurance policies.

17. Please add a risk factor that discusses the risks of having only two officers, including the risk that, because two executive officers occupy all corporate positions, it may not be possible to have adequate internal controls or explain why such risk factor is not necessary.

Response to Comment #17

We have added the following risk factor:

We are dependent on a small number of individuals who occupy all corporate positions. Given our lack of employees and executive officers, it may not be possible for us to have adequate internal controls, and we believe that we have material weaknesses in internal controls.

Many of the key responsibilities of our business have been assigned to two individuals. Our ability to implement adequate internal controls depends, in part, on our ability to attract trained professional staff that allows us to segregate duties among several individuals.

The Company’s management has evaluated the effectiveness of its internal control over financial reporting as of April 30, 2014 based on the criteria established in a report entitled “Internal Control - Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission” and the interpretive guidance issued by the Commission in Release No. 34-55929.  Based on this evaluation, the Company’s management has evaluated and concluded that the Company’s internal control over financial reporting was ineffective as of April 30, 2014 and continues to be ineffective as of today, and identified the following material weaknesses:

●	There is a lack of accounting personnel with the requisite knowledge of Generally Accepted Accounting Principles in the US (“GAAP”), and the financial reporting requirements of the SEC;

●	There are insufficient written policies and procedures to insure the correct application of accounting and financial reporting with respect to the current requirements of GAAP and SEC disclosure requirements; and

●	There is a lack of segregation of duties, in that we only had one person performing all accounting-related duties.

The lack of sufficient internal controls and the time and cost of implementing such controls could delay the development and introduction of, and negatively impact our ability to sell our services, which could adversely affect our financial results and impair our growth.

18. Please add a risk factor discussing your significant leverage and the challenges associated with servicing your debt given your limited revenues. Please also discuss the fact that much of the outstanding debt is due to related parties. Consistent with your disclosure in Note 3 to your financial statements, please also discuss the restrictive covenants associated with such financings.

We have added the following risk factors:

Our debt level could negatively impact our financial condition, results of operations and business prospects.

As of April 30, 2013, our total debt payable amounted to $482,549, all of which is currently due and payable. Our lenders have been cooperative, and all of the debt, except for $65,229, is from related parties, whom we believe will not demand immediate repayment. Our level of debt could have significant consequences to our shareholders, including the following:

-	requiring the dedication of a substantial portion of cash flow from operations to make payments on debt, thereby reducing the availability of cash flow for working capital, capital expenditures and other general business activities;

-	requiring a substantial portion of our corporate cash reserves to be held as a reserve for debt service, limiting our ability to invest in new growth opportunities;

-	limiting the ability to obtain additional financing in the future for working capital, capital expenditures, acquisitions and general corporate and other activities;

-	limiting the flexibility in planning for, or reacting to, changes in the business and industry in which we operate;

-	increasing our vulnerability to both general and industry-specific adverse economic conditions;

-	being at a competitive disadvantage against less leveraged competitors;

-	being vulnerable to increases in prevailing interest rates;

Our ability to make payments of principal and interest, or to refinance our indebtedness, depends on our future performance, which is subject to economic, financial, competitive and other factors. Our business is not currently generating positive cash flow and may not generate cash flow in the future sufficient to service our debt because of factors beyond our control, including but not limited to our ability to market our products and expand our operations. If we are unable to generate sufficient cash flows, we may be required to adopt one or more alternatives, such as restructuring debt or obtaining additional equity capital on terms that may be onerous or highly dilutive. Our ability to refinance our indebtedness will depend on the capital markets and our financial condition at such time. We may not be able to engage in any of these activities or engage in these activities on desirable terms, which could result in a default on our debt obligations.

We will require our related-party lenders to cooperate with us and, among other things, not demand repayments of principal and interest until the business is capable of making such payments.

We do not expect that we will be able to obtain the funds to pay principal and interest on our related-party debt by utilizing cash flow from operations. We are operating as a development state company and our ability to meet these payment obligations will depend on expansion of our revenues and our future financial performance, which will be affected by financial, business, economic and other factors. We will not be able to control many of these factors, such as economic conditions in the markets in which we operate or the ability to raise additional capital in a timely manner. We cannot be certain that our future cash flow from operations will be sufficient to allow us to pay principal and interest on our debt and meet our other obligations. If cash flow from operations is insufficient, we may be required to refinance all or part of our existing debt, sell assets, and borrow more money or issue additional equity.

We owe a related party, the founder of Valuesetters Inc., $348,066 at June 30, 2014. He holds a demand note, at a variable interest rate that approximates 2.5% per annum. We have not paid interest on the note and it accrues each month. We owe our secured lender, Vaxstar LLC (the “Lender”), who is also our majority shareholder, $91,407 at June 30, 2014. Our Lender holds a demand note bearing interest at an annual rate of 8%. We have not paid interest on the note and it accrues each month. We have a revolving loan and security agreement (the “Loan”) with the Lender for a maximum amount of $250,000. The Lender has provided us with cash advances to pay our operating expenses, but there is no assurance the Lender will continue to provide cash advances.

To secure the payment of all obligations to the lender, the Company granted to the lender a continuing security interest and first lien on all of the assets of the Company.

In connection with the Loan, the Company has agreed to certain restrictive covenants, including, among others, that the Company may not convey, sell lease, transfer or otherwise dispose of any part of its business or property, except as permitted in the agreement, dissolve, liquidate or merge with any other party unless, in the case of a merger, the Company is the surviving entity, incur any indebtedness except as defined in the agreement, create or allow an lien on any of its assets or collateral that has been pledge to the Lender, make any loans to any person, except for prepaid items or deposits incurred in the ordinary course of business, or make any material capital expenditures.

We may need to renegotiate our related-party debt if our related-party lenders demand that we begin making principal or interest payments. Any renegotiation may be on less favorable terms or may require that we refinance the related-party debt. We may need to raise additional funds through public or private debt or sale of equity to pay the related-party debt. Such financing may not be available when needed. Even if such financing is available, it may be on terms that are materially adverse to your interests with respect to dilution of book value, dividend preferences, liquidation preferences, or other terms. No assurance can be given that such funds will be available or, if available, will be on commercially reasonable terms satisfactory to us. There can be no assurance that we will be able to obtain financing if and when it is needed on terms we deem acceptable. If we are unable to obtain financing on reasonable terms, or, if our related-party lender do no continue to cooperate with us, we could be forced to discontinue our operations.

19. Please add a risk factor discussing the fact that all 500,000,000 shares of stock authorized under your articles of incorporation are issued and outstanding and reconcile this with your statement on page 7 that management anticipates additional funding will be in the form of equity financing from the sale of common stock.

We plan to increase our authorized shares of common stock from 500,000,000 to 900,000,000 during fiscal 2015. Future sales of shares of our common stock could adversely affect the trading price of our common stock and our ability to raise funds in new equity offerings.

We have 500,000,000 shares of common stock authorized and issued and our board of directors and majority shareholder have approved resolutions to increase our authorized shares of common stock to 900,000,000. In the future, we anticipate we will issue additional shares of common stock to help us raise money to implement our business strategy. Future sales of substantial amounts of our common stock or equity-related securities in the public market or privately, or the perception that such sales could occur, will more than likely have an adverse effect on prevailing trading prices of our common stock and could impair our ability to raise capital through future offerings of equity or equity-related securities. No prediction can be made as to the effect, if any, that future sales of shares of common stock or the availability of shares of common stock for future sale will have on the trading price of our common stock.

20. The last three paragraphs of this risk factor are unrelated to the heading and should be separated into a different risk factor related to competition. Please revise accordingly.

Our game software, the Internet and electronic commerce services are subject to security…

Response to Comment #20

We have added an additional heading and risk factor that is related to the three paragraphs noted:

Intense competition could prevent us from increasing our market share and growing our revenues

We compete with a number of public and private companies, which provide electronic commerce and/or Internet games. Most of our competitors have significant financial resources, and occupy entrenched position in the market and name-brand recognition. We also face challenges from new Internet sites that aim to attract subscribers who seek to play interactive games and obtain ratings and status for superior playing skills. Such companies may be able to attract significantly more subscribers than us because of new marketing ideas and new game concepts.

The barriers to entry into most Internet markets are relatively low, making them accessible to a large number of entities and individuals. We believe the principal competitive factors in our industry that create certain barriers to entry include but are not limited to reputation, technology, financial stability and resources, proven track record of successful operations, critical mass independent oversight and transparency of business practices. While these barriers will limit those able to enter or compete effectively in the market, it is likely that new competitors as well as laws and regulations of governmental authority will be established in the future, in addition to our known current competitors.

Increased competition from current and future competitors may in the future materially adversely affect our business, revenues, operating results and financial condition.

21. Given that your game operates on an automated basis and is Internet-based, please clarify how your success depends on your abilities to take advantage of efficiencies of scale and why your strategy includes expanding your geographic markets.

We must be able to develop and implement an expansion strategy…

Response to Comment #21

We have amended the risk factor to the following:

We must be able to develop and implement an expansion strategy and manage our growth.

Our success depends in part on our ability to grow and take advantage of efficiencies of scale. We believe our software will expand and allow tens of thousands of additional users to play chess games and chess tournaments on our chess website. However, we may need additional servers, bandwidth and other fixed expenses to support an increased customer base and we cannot be certain that our projections of our hardware and software needs are accurate if the user base rapidly increases. To accomplish our growth strategy, we may be required to raise and invest additional capital and resources and expand our marketing efforts in several geographic markets. We cannot be assured that we will be successful in raising the required capital.

22. Please discuss the obstacles you face in attracting qualified senior executives and technical and managerial personnel given your inability to compensate such individuals. Please also clarify how you can “continue to seek” such staff members given your current financial position.

We will need to attract, train and retain additional highly qualified senior executives…

Response to Comment #22

We have amended the risk factor to the following:

We will need to attract, train and retain additional highly qualified senior executives and technical and managerial personnel in the future.

We continue to seek technical and managerial staff members, although we cannot compensate them until we have raised additional capital or purchased a business that generates cash flow from operations. We believe it is important to negotiate with potential candidates and, if appropriate, engage them on a part-time basis or on a project basis and compensate them at least partially, with a stock option grant. There is a high demand for highly trained and managerial staff members. If we are not able to attract the appropriate personnel, it may have an adverse affect on our business.

Financial Information

23. We note that this section largely repeats the disclosure already contained in the Business section beginning on page 4. Please revise to eliminate or minimize such duplicative disclosure.

Response to Comment #23

We have adjusted this section to read as follows:

We are an Internet-based company that seeks free subscribers and revenue-generating subscribers for digital product that we offer to game players and app users. We operate on an automated basis with the belief that Internet operations, customer sign-ups, sales and game playing should occur without requiring a Company employee to participate in the transaction, so that it is possible for the Company to quickly expand in the event the number of subscribers begins to rapidly grow on a viral basis. Our back-office software operates 24 hours a day and can quickly collect money from and deliver games to subscribers. Similarly, we sell a mobile calling application that can be downloaded to an Android phone or tablet on an automated basis, 24 hours a day, from anywhere in the world. Our focus is on the digital delivery of games, apps, movies and music.

We intend to employ personnel in such areas as sales, technical support and finance once we have increased our revenues or received an injection of capital that is sufficient to support such personnel. In addition to our online chess subscriptions, we recently began selling a mobile VoIP app on the Google Play app store. The sales are automated, and we have not hired any new employees to support this activity. We anticipate our chief executive officer and members of our advisory board will be able to find third parties who are capable of marketing the product in exchange for a sales commission. Once we achieve a sufficient revenue level to hire employees, we plan to do so, which will result in an increase in our selling, general and administrative expenses.

Our limited operating history and the uncertain nature of our future operations and the markets we address, or intend to address, make prediction of our future results of operations difficult. Our operations may never generate significant revenues, and we may never achieve profitable operations.

24. Please provide support for your intent to employ sales, support and finance personnel given your limited revenues and resources. Please also clarify to what “actual” increases in personnel you are referring.

Response to Comment #24

We have adjusted the section, which is included in the above response to Comment #23, to say:

We intend to employ personnel in such areas as sales, technical support and finance once we have increased our revenues or received an injection of capital that is sufficient to support such personnel. In addition to our online chess subscriptions, we recently began selling a mobile VoIP app on the Google Play app store. The sales are automated, and we have not hired any new employees to support this activity. We anticipate our chief executive officer and members of our advisory board will be able to find third parties who are capable of marketing the product in exchange for a sales commission. Once we achieve a sufficient revenue level to hire employees, we plan to do so, which will result in an increase in our selling, general and administrative expenses.

25. Please clarify how seasonal effects of other entertainment venues and holiday season impact your operating results.

Response to Comment #25

We have not yet observed any seasonality with regard to our online sales. People who purchase access to our website enjoy the skill element of chess, and their participation does not accelerate or slow down with a holiday season or changes in weather. Accordingly, we have eliminated the cautionary reference to seasonality in the Overview section. See response to Comment 23 for new disclosure.

26. We note that you have generated limited revenues to date and estimate that your capital requirements to implement your business strategy will be $250,000. As such, please revise your MD&A to include a plan of operation for the next twelve months in which you discuss your business strategy and how you plan to implement it.

Response to Comment #26

We have added the following information:

Over the next twelve months we plan to analyze the usage patterns of our customers, create additional features that they want and allocate resources to build the features. To help us evaluate one such feature, we have identified a consultant, who is an avid chess player, to advise us on the development of a real money online chess platform. We believe that real-money games and tournaments combined with a speed chess format will be a successful strategy to generate higher revenues per user with our existing subscribers and to attract additional players to our web site.

27. Please provide support for the “anticipated growth” you reference.

Response to Comment #27

We have modified the paragraph, to expand upon the concept of “anticipated growth,” as follows:

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles, which contemplate continuation of our company as a going concern. However, we have sustained net losses from operations during the last several years, and we have very limited liquidity. Management anticipates that we will be dependent, for the near future, on additional capital to fund our operating expenses and anticipated growth, which we intend to achieve through the utilization of digital delivery platforms of companies that will allow us to sell a white-label version of their songs, movies, games and apps. Although we are choosing methods of growth that potentially minimize the use of cash, we cannot be assured that we will be able to obtain the cash to market the digital products we sell or that we will be successful in increasing our sales. Furthermore, the report of our independent registered public accounting firm expresses doubt about our ability to continue as a going concern. Our operating losses have been funded through borrowings under a line of credit from our majority shareholder.

28. Please include a discussion of all material obligations that have had or may have an impact on your liquidity. We note, for example, that you have a number of outstanding debt obligations. Please discuss the amount of such obligations along with the relevant interest rates and maturity dates.

Response to Comment #28

We have added the following paragraph to the liquidity section:

Our only required debt payments are for a bank loan, which has a balance of $47,587 at June 30, 2014. We pay $220 a month of principal and approximately the same amount in interest every month, at an interest rate that is approximately 5.5% per annum. We owe a related party, the founder of Valuesetters Inc., $348,066 at June 30, 2014. He holds a demand note, at a variable interest rate that approximates 2.5% per annum. We have not paid interest on the note and it accrues each month. We owe our Lender, who is also our majority shareholder, $91,407 at June 30, 2014. Our Lender holds a demand note bearing interest at an annual rate of 8%. We also have balance due to directors, in both accounts payable and notes payable. Our total liabilities to related parties is approximately $543,000 at June 30, 2014. We have not paid interest on any related party debt; the interest accrues each month. We believe our related party creditors will not demand payment in the near future, although each lender may have a change in circumstances and demand payment. Any demand for payment from a related party will have an adverse impact on our ability to achieve our longer-term business objectives, and will adversely affect our ability to continue operating as a going concern.

29. Your disclosure here indicates that you believe that once your service is subscriber you consider revenue fully earned. Please clarify how you record the quarterly and annual subscription payments. Specifically, please tell us whether you record the quarterly and annual fee at the time of subscription, or whether you record the fee ratably over the subscription period. If you record the entire fee at the time of subscription, please tell us your basis in GAAP for this policy. For guidance, refer to FASB ASC 605-10. Specifically address why you believe revenue for quarterly and annual subscriptions is earned at the time subscribed as defined in FASB ASC 605-10-25-1.

Response to Comment #29

We have changed the disclosure to:

Revenues from services are recognized in the period in which they are earned, in accordance with the terms and conditions noted on our websites. In instances where a subscriber prepays for a service, any prepayment is recognized as a current liability until it is earned.

30. We note you disclosure that TelcoSoftware.com is an unaffiliated company that provides you with free office space. Please tell us the basis upon which they provide such rent-free space and your belief that such space will continue to be made available for the foreseeable future.

31. Given the absence of a written rental agreement, please disclose that there is no guarantee that the office space will continue to be made available without cost in the future.

Response to Comments #30 and #31:

We have updated the disclosure in Properties to the following:

We have maintained minimal office space in White Plains, New York that we shared with an unaffiliated company, TelcoSoftware.com Corp. (“Telco”) on a rent-free basis. Beginning in February 2014, we became a customer of Telco, and Telco has built a mobile app for low-cost mobile phone calls for us to sell to people who use Android phone or tablets. Furthermore, beginning in May 2014, an executive with Telco became the chief executive officer of Vaxstar LLC, our majority shareholder. Telco has a lease agreement with its landlord that renews annually on May 31st.

Management believes that this arrangement will meet our needs for the foreseeable future. We currently have no rental agreement and have not paid rent during the past three fiscal years. There is no guarantee that the office space will continue to be made available without cost in the future.

32. Please identify, in a footnote to accompany the table, the person who have or share voting or investment power over the shares held by VaxStar LLC.

We have added a footnote as follows:

Mark Richards is the Chief Executive Office of Vaxstar LLC and casts the vote for the shares held by Vaxstar LLC.

Item 5. Directors and Executive Officers, page 16.

33. Please revise to remove the marketing language from this section, including the terms “deep” background and “extensive” experience.

34. We note from your disclosure on page 6 that Mr. Teixeira is involved in outside business activities. Please revise to disclose any such current activities or other sources of employment during the past 5 years. Please also disclose here that he devotes 8 hours per week to your business.

35. Please provide support for your statements regarding Mr. Teixeira’s background in technology growth companies, mergers and acquisitions and capital market activities.

Response to Comments #33 #34 and #35:

We have updated the disclosure in Executive Officers and Directors to the following:

Manuel Teixeira has served as the Chairman of the Board and Chief Executive Officer of the Company since August 2010. From 2007 to the present, he has served as a principal in Leaf Web Solutions, an Internet based consulting and marketing company, and in Teixeira Accounting, Consulting & Tax LLC, a company that provides tax planning, tax preparation, accounting and consulting services, primarily to small businesses. From 2007 to 2010 he was the founder and Chief Executive Officer of Financira Services Inc., a consumer debt settlement company.

Mr. Teixeira’s clients have included technology growth companies, Internet-based entities, investment firms, mergers and acquisitions, wholesalers and various retail establishments. He devotes approximately 8 hours a week to our Company and the remainder of his time to his other business interests.

36. Please identify the company with who Mr. Carmody served as Vice President of U.S. Operations and Vice President of the sports division, and the periods in which he served in such capacities.

Response to Comment #37

We have updated the disclosure in Executive Officers and Directors to include the following:

Mr. Carmody also served as the Vice President of U.S. Operations and Vice President of the sports division at Reebok International Inc. from 1988 to 1996.

37. Please disclose when Mr. Liss began serving as your secretary and the number of hours he devotes to your business per week.

Response to Comment #37

We have updated the disclosure in Executive Officers and Directors to the following:

Avi Liss, Director and Secretary

Avi Liss has served as a Director and Secretary of the Company since August 2010. Since August 2009 , he has served as the President of Liss Law, LLC, a law firm specializing in real estate conveyances. Prior to founding Liss Law, he worked as a judicial law clerk for the Hon. Stephen S. Mitchell, a bankruptcy court judge for the Eastern District of Virginia.

Mr. Liss is well qualified to serve as a director of the company due to his knowledge and working experience with legal governance matters. He devotes approximately 1 hour a week to our Company and the remainder of his time to his other business interests.

Item 6. Executive Compensation

38. Please reconcile the disclosure that your executive officers have agreed to work without compensation with the $1,000 of other compensation listed for Mr. Teixeira in the summary compensation table for 2013. Please also disclose what the $1,000 in other compensation represents.

Response to Comment #38

We have added a footnote #1 to the Executive Compensation table as follows:

(1) Although Mr. Teixeira is not paid a salary, we paid him $1,000 during fiscal 2103 as a non-accountable reimbursement of his out-of-pocket expenses incurred on behalf of our Company. Because the expenses were non-accountable, we have classified such payment as other compensation and reported them as taxable income to Mr. Teixeira.

Item 7. Certain Relationships and Related Transactions

39. For each related-party loan, credit facility, note or financing arrangement, please disclose all material terms of all such arrangements, including the amount outstanding as of the latest practical date, the interest rate and the maturity date. Based on your balance sheet, it appears that you have agreements with related parties for accounts payable, a secured note, a note payable and a demand note. Please ensure that the material terms of all such agreements are described in this section. In addition, for the secured lending agreement with your majority shareholder, please describe the collateral that serves as security for the loan. Refer to Item 404(a) of Regulation S-K.

Response to Comment #39

We have updated the disclosure in Certain Relationships and Related Transactions as follows:

Our majority shareholder, Vaxstar LLC, is also our working capital lender. As of June 30, 2014, we owe our majority shareholder $91,407, under a demand note agreement that bears interest at an annual rate of 8%. We have not made any principal or interest payments to our working capital lender. Unpaid interest has been accrued and added to the note.

In connection with the financing, the Company has agreed to certain restrictive covenants, including, among others, that the Company may not convey, sell lease, transfer or otherwise dispose of any part of its business or property, except as permitted in the agreement, dissolve, liquidate or merge with any other party unless, in the case of a merger, the Company is the surviving entity, incur any indebtedness except as defined in the agreement, create or allow an lien on any of its assets or collateral that has been pledge to the Lender, make any loans to any person, except for prepaid items or deposits incurred in the ordinary course of business, or make any material capital expenditures.

We owe a related party, Sean F. Lee, the founder of Valuesetters Inc. and former board member, $333,066 at June 30, 2014, in conjunction with a demand note, at a variable interest rate that approximates 2.5% per annum. The note is unsecured. Unpaid interest has been accrued and added to the note. In addition, we owe to Mr. Lee $79,761 at June 30, 2014, that we have recorded as related party accounts payable. There is no signed agreement for the related party accounts payable and it is not an interest-bearing obligation.

We owe Steven Geary, a director, $31,680 as of June 30, 2014. This obligation is not interest bearing. $16,680 is recorded as a related party trade accounts payable and $15,000 as a related party note payable. We have no signed agreements for the indebtedness to Mr. Geary.

We owe Sean S. Lee, a director, $15,000 as of June 30, 2014. This obligation is not interest bearing and is recorded as a related party trade accounts payable. We have no signed agreements for the indebtedness to Sean S. Lee.

40. Please file as exhibits any written agreement you have with Mr. Lee regarding the loans made by him or the personal guarantees he has provided. Similarly, file any agreements you have with Mr. Geary regarding the amount owed to him and all of the other related parties that you have identified or will identify in this section.

Response to Comment #40

We have filed, as an exhibit to the amended Form 10, a note held by Sean Lee, originally dated April 30, 2011. This demand note is the only written agreement the Company has with the other related parties.

Item 15. Financial Statements and Exhibits

41. We note that you have omitted the exhibits to Exhibit 2.1. Please refile this agreement to include a statement that you agree to furnish supplementally a copy of any omitted exhibits to the Commission upon request. Refer to Item 301 (b) (2) of Regulation S-K.

Response to Comment #41

We have refiled, as an exhibit to the amended Form 10, Exhibit 2.1 and included a statement that we agree to furnish supplementally a copy of the omitted exhibits to the Commission upon request.

42. We note that Exhibit 10.1 is not a fully executed copy of the agreement. Please refile a complete and fully executed copy of this agreement in your next filing. Refer to Item 601 (b) (10) of Regulation S-K.

Response to Comment #41

We have filed, as an exhibit to the amended Form 10, a fully executed copy of the agreement.

Report of Independent Registered Public Accounting Firm

43. Please file an amended Form 10 that includes an audit opinion with an opinion paragraph citing the specific type of period on which the auditor is reporting. Specifically, the opinion paragraph currently states “periods then ended;” it should state, if true, “year then ended.”

Response to Comment #43

In conjunction with our independent registered public accounting firm, we have filed an amended Form 10 in which the opinion has been changed to “year then ended.”

44. Further, please either revise the Opinion or the title of the Statements of Loss for consistency. Currently the Opinion identifies a “Statement of Operations” while the face of the financial statement is entitled “Statements of Loss.”

Response to Comment #44

In conjunction with our independent registered public accounting firm, we have filed an amended Form 10 in which we changed the title of the Statements of Loss to “Statements of Operations.”

General

45. The financial statements should be updated, as necessary, to comply with Rule 8-03 of Regulation S-X at the effective date of the registration statement.

Response to Comment #45

Interim financial statements have been filed.

The Company’s management acknowledges the following:

•	the Company is responsible for the adequacy and accuracy of the disclosure in its filings;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We look forward to the Staff’s response to the foregoing. Please contact the undersigned at (203) 525-0450 should you require additional information or have any questions.

Very truly yours,

/s/ Manuel Teixeira
Manuel Teixeira
Chief Executive Officer